Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Alternative Diversifier Strategies Fund | Class T
Prospectus:
Trading Symbol	DRNTX
Class T Prospectus | Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class T
Prospectus:
Trading Symbol	DMETX
Class T Prospectus | Dreyfus Global Emerging Markets Fund | Class T
Prospectus:
Trading Symbol	DGETX
Class T Prospectus | Dreyfus Select Managers Long/Short Fund | Class T
Prospectus:
Trading Symbol	DBNTX
Class T Prospectus | Dreyfus Yield Enhancement Strategy Fund | Class T
Prospectus:
Trading Symbol	DABTX